TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended		1 Months Ended				12 Months Ended							2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2011	Apr. 30, 2010	Apr. 30, 2006	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 Principals and Officers	Jan. 31, 2013 Principals and Officers	Jul. 31, 2012 Principals and Officers	Sep. 30, 2011 Principals and Officers	Dec. 31, 2012 Affiliated Entities of the Manager	Dec. 31, 2011 Affiliated Entities of the Manager	Dec. 31, 2010 Affiliated Entities of the Manager	Dec. 31, 2012 Subprime Portfolio I		Dec. 31, 2012 Subprime Portfolio II		Feb. 28, 2013 Real Estate Related Loans	Dec. 31, 2012 Real Estate Related Loans	Dec. 31, 2012 Nationwide non-Agency RMBS	Dec. 31, 2009 Third Party
Manager Advisory Fee				1.50%
Management Fee description - incentive return

To provide an incentive for the Manager to enhance the value of the common stock, the Manager is entitled to receive an incentive return (the "Incentive Compensation'') on a cumulative, but not compounding, basis in an amount equal to the product of (A) 25% of the dollar amount by which (1) (a) the Funds from Operations (defined as the net income available for common stockholders before Incentive Compensation, excluding extraordinary items, plus depreciation of operating real estate and after adjustments for unconsolidated subsidiaries, if any) of Newcastle per share of common stock (based on the weighted average number of shares of common stock outstanding) plus (b) gains (or losses) from debt restructuring and from sales of property and other assets per share of common stock (based on the weighted average number of shares of common stock outstanding), exceed (2) an amount equal to (a) the weighted average of the price per share of common stock in the IPO and the value attributed to the net assets transferred to Newcastle by its predecessor, and in any subsequent offerings by Newcastle (adjusted for prior return of capital dividends or capital distributions) multiplied by (b) a simple interest rate of 10% per annum (divided by four to adjust for quarterly calculations) multiplied by (B) the weighted average number of shares of common stock outstanding.

Property Management fees for Senior Living Properties

ursuant to the management agreement for each property, Newcastle pays management fees equal to 6% of the property’s gross income (as defined in the agreements) for the first two years and 7% thereafter. Newcastle will reimburse the manager for certain expenses,

Shares purchased by principals of Fortress and Officers of Newcastle						191,000	213,900	450,000	1,314,780											1,100,000
Shares held by Fortress and affiliates in Newcastle				4,900,000
Options held by Fortress and affiliates in Newcastle				9,685,338	5,998,947
Due to affiliates				$ 3,620	$ 1,659
Servicing fee on unpaid principal balance of Subprime Portfolios			0.50%
Total securitized loans (unpaid principal balance) (A)				988,441 [1]									423,872	[1],[2]	564,569	[1],[2]			433,500
Cash investments made in affiliated/related companies	47,000	75,000
Total UPB of Nationstar serviced non-Agency RMBS																			5,700,000
Face amount of real estate related loans purchased																	186,400	51,600
Purchase price of real estate related loans purchased																	66,200	18,000
Real estate related loans, held-for-sale, net				843,132	813,580					395,200								161,600
Carrying value																		60,000
Interest income										$ 25,800	$ 22,500	$ 22,200

[1]	(A) Average loan seasoning of 89 months and 71 months for Subprime Portfolios I and II, respectively, at December 31, 2012.
[2]	(A) Audited.